Management and the Audit Committee of the Board of Trustees
Impact Shares Trust I

In planning and performing our audit of the financial statements of Impact Shares Trust I
(comprising Impact Shares NAACP Minority Empowerment
ETF (NACP), Impact Shares Sustainable Development
Goals Global Equity ETF (SDGG), and Impact Shares
YWCA Womens Empowerment ETF (YWCA) (individually a
Fund or collectively referred to as the Funds)) for the year ended June 30, 2020, we considered the Funds internal control to determine our auditing procedures for the purpose of expressing our opinion on the Funds financial statements and not to provide assurance on internal control.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A significant deficiency is a deficiency, or a combination of deficiencies, in internal control over financial reporting that is less severe than a material weakness, yet important enough to merit attention by those responsible for the oversight of the Funds financial reporting. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds annual financial statements will not be prevented or detected on a timely basis.

During our audit, we noted the following deficiencies as defined above and other matters that we believe merit your consideration:

The Funds did not initially record trustee fee expense within the Funds financial statements. As denoted within each Funds prospectus, Trustee fees are the responsibility of the Fund and may be voluntarily reimbursed by the Advisor. The trustee fees should have been recorded as a payable and expense to the Funds, with a corresponding reimbursement from the Advisor. An adjusting entry was recorded by each Fund as part of the annual audit process. We recommend that the financial statement close process be enhanced to consider such entries.
During the year, SDGG was charged a custodian fee.
The Fund did not initially record the custodian fee as the fee was to be voluntarily reimbursed by the Advisor; however, the custodian fee was charged to the Fund and should have been recorded as a payable and expense to the Fund with a corresponding reimbursement from the Advisor. An adjusting entry was recorded by the Fund as part of the annual audit process.
SDGG held foreign cash accounts with a negative balance at June 30, 2020. The balances were initially presented net with positive foreign account cash balances as an asset on the financial statements. The negative cash balances were subsequently adjusted as part of the annual audit processes to be shown gross within the Funds financial statements resulting in a reclassification entry between the Funds assets and liability accounts.

SDGG swept $1,955 in cash to a short-term investment account on the last day of the fiscal year ended
June 30, 2019. This was reflected in custodys balances, but was not processed on the accounting books until the next business day and the financial statements were not initially update for this change in cash and investment balances. A reclassification between cash and investments was recorded as part of the annual audit process.

None of the above adjustments impacted net assets of the corresponding Funds. We recommend that Management enhance its review processes of cash and expense activity as part of the financial statement close review process to consider such timing and presentation entries.
This letter is intended solely for the information and use of management and the audit committee and is not intended to be and should not be used by anyone other than these specified parties.


Ernst & Young LLP
Dallas, Texas
August 28, 2020